GOODWILL (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010

Goodwill, beginning of the year	$53,926	$51,220
Additions in respect of acquisitions	-	-
Impairment of Goodwill (see note 2g)	(6,216)	-
Foreign currency translation adjustments	(3,217)	2,706

Goodwill, end of year	$44,493	$53,926

As of December 31, 2011, $ 2,534 and $ 41,959 are attributable to the Cellocator segment and to the Pointer segment, respectively. As of December 31, 2010, $ 8,750 and $ 45,176 are attributable to the Cellocator segment and to the Pointer segment, respectively.